Pension Plans and Other Postretirement Benefit Plans - Summary of Pension Plans and Postretirement Plan (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure In Tabular Form Of Projected Benefit Obligation Assets And Liabilities [Line Items]
Employer contributions	$ 0		$ 0
MSGE SPINCO, INC [Member]
Disclosure In Tabular Form Of Projected Benefit Obligation Assets And Liabilities [Line Items]
Fair value of plan assets at beginning of period			108,978	$ 145,651	$ 145,651
Employer contributions					400
Plan settlements paid					0	$ (52)	$ (551)
Fair value of plan assets at end of period					108,978	145,651
Pension Plan [Member]
Disclosure In Tabular Form Of Projected Benefit Obligation Assets And Liabilities [Line Items]
Service cost	30	$ 25	90	75
Interest cost	927	928	2,781	2,784
Pension Plan [Member] | MSGE SPINCO, INC [Member]
Disclosure In Tabular Form Of Projected Benefit Obligation Assets And Liabilities [Line Items]
Benefit obligation at beginning of period			135,916	171,897	171,897	174,892
Service cost					120	96	95
Interest cost					3,708	3,385	5,261
Actuarial loss (gain)					(33,344)	1,981
Benefits paid					(6,465)	(4,410)
Curtailments					0	(91)
Plan settlements paid					0	(3,777)
Other					0	(179)
Benefit obligation at end of period					135,916	171,897	174,892
Fair value of plan assets at beginning of period			108,978	145,651	145,651	151,756
Actual return on plan assets					(30,667)	1,969
Employer contributions					400	60
Benefits paid					(6,406)	(4,409)
Plan settlements paid					0	(3,725)
Fair value of plan assets at end of period					108,978	145,651	151,756
Funded status at end of period					(26,938)	(26,246)
Postretirement Plan [Member]
Disclosure In Tabular Form Of Projected Benefit Obligation Assets And Liabilities [Line Items]
Service cost	8	9	24	27
Interest cost	$ 11	$ 12	33	36
Postretirement Plan [Member] | MSGE SPINCO, INC [Member]
Disclosure In Tabular Form Of Projected Benefit Obligation Assets And Liabilities [Line Items]
Benefit obligation at beginning of period			$ 2,463	$ 3,218	3,218	3,658
Service cost					32	47	56
Interest cost					42	45	108
Actuarial loss (gain)					(501)	(76)
Benefits paid					(328)	(390)
Curtailments					0	0
Plan settlements paid					0	0
Other					0	(66)
Benefit obligation at end of period					2,463	3,218	$ 3,658
Funded status at end of period					$ (2,463)	$ (3,218)